UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Dryden California Municipal Fund

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 8/31/2009

Date of reporting period: 2/28/2009

Item 1 – Reports to Stockholders

FEBRUARY 28, 2009	SEMIANNUAL REPORT

Dryden California Municipal Fund/California Income Series

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

April 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden California Municipal Fund/California Income Series

Dryden California Municipal Fund/California Income Series	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden California Municipal Fund/California Income Series is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.94%; Class B, 1.14%; Class C, 1.64%; Class Z, 0.64%. Net operating expenses apply to: Class A, 0.89%; Class B, 1.14%; Class C, 1.39%; Class Z, 0.64%, after contractual reduction through 12/31/2009.

Cumulative Total Returns as of 2/28/09
	Six Months	One Year	Five Years	Ten Years
Class A	–2.90%	1.56%	11.63%	43.94%
Class B	–3.01	1.31	10.24	40.40
Class C	–3.13	1.08	8.91	36.98
Class Z	–2.77	1.83	13.07	47.61
Barclays Capital Municipal Bond Index[1]	0.05	5.18	16.67	56.92
Lipper California (CA) Muni Debt Funds Avg.[2]	–6.03	–1.50	5.56	34.68

Average Annual Total Returns[3] as of 3/31/09
		One Year	Five Years	Ten Years
Class A		–5.79%	1.40%	3.21%
Class B		–6.77	1.81	3.37
Class C		–3.26	1.73	3.12
Class Z		–1.61	2.49	3.89
Barclays Capital Municipal Bond Index[1]		2.27	3.21	4.60
Lipper California (CA) Muni Debt Funds Avg.[2]		–5.26	0.97	2.87

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Distributions and Yields as of 2/28/09
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[4] at Federal Tax Rates of
			33%	35%
Class A	$0.27	3.82%	6.29%	6.48%
Class B	0.26	3.73	6.14	6.33
Class C	0.25	3.48	5.73	5.90
Class Z	0.29	4.23	6.96	7.17

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Barclays Capital Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

2The Lipper CA Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper CA Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California.

3The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

4Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index. The returns for the Barclays Capital Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden California Municipal Fund/California Income Series	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/28/09
So. California Pub. Pwr. Auth., Palo Verde Proj., Ser. C, 7/01/16, 3.12%	6.5%
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., 2/14/11, 6.20%	4.6
California St. Pub. Wks. Brd., Mental Hlth. Coalinga, Ser. A, 6/01/18, 5.50%	3.1
So. California Pub. Pwr. Auth., PNC GIC Pwr. Proj., 7/01/10, 6.75%	2.8
California Hsg. Fin. Agy. Rev., Home Mtge. –83, Ser. A, 2/01/15, 7.79%	2.0

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 2/28/09
Aaa	7.3%
Aa	34.3
A	28.5
Baa	21.4
Not Rated	8.9
Total Investments	100.4
Liabilities in excess of other assets	(0.4)
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2008, at the beginning of the period, and held through the six-month period ended February 28, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

Dryden California Municipal Fund/California Income Series	5

Fees and Expenses (continued)

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden California Municipal Fund/ California Income Series		Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$971.00	0.89%	$4.35
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

Class B	Actual	$1,000.00	$969.90	1.14%	$5.57
	Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

Class C	Actual	$1,000.00	$968.70	1.39%	$6.79
	Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95

Class Z	Actual	$1,000.00	$972.30	0.64%	$3.13
	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2009, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of February 28, 2009 (Unaudited)

Description (a)	Moody’s Rating+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 100.2%

Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev., San Diego Hosp. Assoc., Ser. C	A3	5.375%	3/01/21	$1,665	$1,461,154
California County Tobacco Securitization Agcy. Rev., Convertible, C.A.B.S. (Converts to 5.25% on 12/01/10)	Baa3	3.81(h)	6/01/21	1,000	632,380
California Ed. Facs. Auth. Rev., Stanford Univ., Ser. R	Aaa	5.00	11/01/21	3,700	3,840,526
Univ. Southern CA, Ser. A	Aa1	5.00	10/01/38	2,000	1,993,780
Rfdg., Claremont McKenna College	Aa2	5.00	1/01/39	2,000	1,942,520
Univ. Southern CA, Ser. A.	Aa1	5.25	10/01/38	1,500	1,528,230
California Health Facs. Fin. Auth. Rev., Rfdg. Cedars Sinai Med. Ctr.	A2	5.00	11/15/21	2,000	1,925,140
Scripps Hlth., Ser. A	A1	5.00	10/01/22	500	451,360
Providence Health, Ser. C	Aa2	6.50	10/01/38	1,000	1,047,140
California Hsg. Fin. Agy. Rev., Home Mtge.-83, Ser. A, C.A.B.S.	Aa2	7.79(h)	2/01/15	6,115	3,888,895
California Infrastructure & Econ. Dev. Rev., Scripps Research Inst., Ser. A	Aa3	5.75	7/01/30	1,500	1,500,450
California Infrastructure & Econ. Dev. Bk. Rev. & Econ. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1	5.25	2/01/38	2,000	1,765,300
California Municipal Fin. Auth. Ed. Rev. Amern. Heritage Ed. Foundation Proj., Ser. A	BBB-(c)	5.25	6/01/26	1,100	777,678
California Poll. Ctrl. Fin. Auth. Sld. Pacific Gas-D-Rmkt. Rfdg., A.M.T., F.G.I.C.	A3	4.75	12/01/23	2,500	2,070,000
Wste. Disp. Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(c)	5.00	7/01/27	500	393,190
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	AAA(c)	6.00	12/01/31	65	63,172

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	7

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Description (a)	Moody’s Rating+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Municipal Bonds (cont’d.)
California St. Dept. Wtr. Res. Pwr. Rev., Ser. A	Aa3	5.00%	5/01/17	$3,320	$3,485,934
Central VY Proj., Ser. A	Aa2	5.00	12/01/29	2,000	2,017,560
California St. G.O. Unrefunded Balance	A1	5.50	4/01/30	5	5,020
California St. Pub. Wks. Brd., Lease Rev., Dept. General Service, Ser. J	A2	5.25	6/01/28	750	704,940
Mental Hlth. Coalinga, Ser. A	A2	5.50	6/01/18	5,970	6,197,217
California Statewide Cmntys. Dev. Auth. Rev. Irvine LLC, UCI East Rfdg.	Baa2	5.00	5/15/32	2,000	1,446,880
St. Joseph, Ser. F Rmkt. F.S.A.	Aa3	5.25	7/01/21	2,500	2,582,800
Kaiser, Ser. C	A+(c)	5.25	8/01/31	1,000	861,880
Drew Sch.	NR	5.30	10/01/37	1,000	567,520
Windrush Sch.	NR	5.50	7/01/37	1,000	587,170
California Statewide Cmntys. Dev. Auth. Spl. Tax No. 97-1, C.A.B.S.	NR	9.17(h)	9/01/22	4,440	1,322,143
Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	Baa1	5.00	4/01/30	1,445	1,273,291
Chula Vista Dev. Agcy. Rev., Rfdg. Tax Alloc. Sub. Bayfront, Ser. B	NR	5.25	10/01/27	1,540	1,132,424
Chula Vista Ind. Dev. Rev., San Diego Gas, A.M.T.	A1	5.00	12/01/27	1,000	865,920
Colton Joint Unified School Dist. G.O., F.G.I.C.	A2	5.25	2/01/21	1,830	1,938,208
Coronado Cmnty. Dev. Agcy. Tax Alloc., Dev. Proj., A.M.B.A.C.	A(c)	5.00	9/01/24	2,000	1,764,840
Corona-Norco Uni. Sch. Dist. Spec. Tax, Cmnty. Facs. Dist. No. 98-1, M.B.I.A.	Baa1	5.00	9/01/22	1,060	1,081,285
El Dorado Irr. Dist. Partn., Ser. A, C.O.P.	Aa2	5.75	8/01/39	1,000	1,004,710
El Dorado Cnty., Spec. Tax, Cmnty. Facs., Dist. No. 92-1	NR	6.125	9/01/16	1,000	906,640
Dist. No. 92-1	NR	6.25	9/01/29	475	354,417
Elsinore Valley Municipal Water Dist. C.O.P., B.H.A.C.	Aaa	5.00	7/01/29	2,500	2,509,100
Folsom Spec. Tax, Cmnty. Facs., Dist. No. 7, Broadstone	NR	6.00	9/01/24	2,450	1,996,432

See Notes to Financial Statements.

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Description (a)	Moody’s Rating+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Municipal Bonds (cont’d.)

Folsom Spec. Tax, Unrefunded Balance	NR	6.875%	9/01/19	$1,230	$1,188,586
Foothill/Eastern Trans. Corr. Agcy. Rev., Toll Rd., Convertible C.A.B.S. (converts to 5.875% on 7/15/09)	Baa3	6.96(h)	1/15/28	2,890	2,516,525
Ser. A (Pre-refunded Date 1/01/10)(e)(f)	Aaa	7.15	1/01/13	2,750	2,954,408
Fresno CA Sewer Rev., A.G.C.	Aa2	5.00	9/01/33	2,000	1,942,220
Glendale Redev. Agcy. Tax Alloc., Central Glendale Redev. Proj., M.B.I.A.	Baa1	5.25	12/01/19	3,275	3,097,888
Golden St. Tobacco Securitization Corp. California Tobbaco Asset-Bkd. Sr. Ser. A-1	Baa3	5.75	6/01/47	2,000	1,200,640
Settlement Rev., Asset-Bkd., Ser. A, Convertible C.A.B.S., A.M.B.A.C. (converts to 4.60% on 6/01/10)	A2	6.02(h)	6/01/23	3,000	2,442,570
Ser. 2003-A-1 (Pre-refunded date 6/1/13)(e)	AAA(c)	6.75	6/01/39	2,700	3,178,062
Golden West Sch. Fin. Auth., Rev., Rfdg. Ser. A., C.A.B.S., M.B.I.A.	Baa1	4.97(h)	2/01/19	2,110	1,303,706
La Mesa-Spring Valley Sch. Dist., G.O., Election of 2002, Ser. B, C.A.B.S., F.G.I.C.	A1	5.65(h)	8/01/23	2,000	895,560
La Quinta Redev. Agcy. Tax Alloc., M.B.I.A. Rfdg. Proj. Area No. 1	Baa1	7.30	9/01/11	1,000	1,049,960
Lincoln Impvt. Bond Act of 1915, Pub. Rev., Fin. Auth., Twelve Bridges	NR	6.20	9/02/25	2,535	2,155,688
Long Beach Hbr. Rev., Rfdg., Ser. A, A.M.T., F.G.I.C.	Aa2	6.00	5/15/19	3,000	3,126,720
Long Beach Redev. Agcy., Dist. No. 3, Spec. Tax Rev. Pine Ave.	NR	6.375	9/01/23	3,000	2,630,070
Los Angeles Comm. College Dist.,	Aa2	5.00	8/01/33	3,000	2,925,510
Los Angeles Dept. of Wtr & Pwr Rev., Ser. A	Aa3	5.00	7/01/39	1,000	969,570
Los Angeles Dept. of Wtr & Pwr Rev	Aa3	5.25	7/01/38	2,000	2,007,180
Los Angeles Dept. of Wtr & Pwr. Wtrwks. Rev., Ser. A	Aa3	5.375	7/01/38	1,530	1,547,962

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	9

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Description (a)	Moody’s Rating+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Municipal Bonds (cont’d.)
Metro. Wtr. Dist. of Southern California Waterworks Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2	5.75%	8/10/18	$2,000	$2,195,860
Unrefunded Balance, Ser. A	Aa2	5.75	7/01/21	2,240	2,609,309
Ontario Special Assessment Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.00	9/02/11	305	316,535
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Linked, S.A.V.R.S. & R.I.B.S., A.M.B.A.C., T.C.R.S.	Aa2	6.20	2/14/11	9,000	9,108,989
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Linked, S.A.V.R.S., R.I.B.S.(g)	Aa2	9.738(d)	2/14/11	1,500	1,536,330
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.25	9/01/23	2,000	1,695,040
Pico Rivera Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, M.B.I.A.	Baa1	5.50	5/01/29	1,500	1,561,950
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Ser. B, F.S.A. (Pre-refunded Date 8/01/13)(e)	Aa3	5.80	8/01/34	2,700	3,219,399
Dev. Proj., A.M.B.A.C., C.A.B.S.	Baa1	6.73(h)	8/01/26	1,375	441,939
Port Oakland Rfdg, Inter. Lien, Ser. A, M.B.I.A., A.M.T.	A2	5.00	11/01/29	3,000	2,343,720
Ser. F, F.G.I.C., A.M.T.	A1	5.75	11/01/16	3,300	3,324,915
Poway Cmnty., Facs., Dist. No. 88-1, Pkwy. Bus. Ctr.	NR	6.75	8/15/15	1,000	1,014,270
Puerto Rico Comnwlth. Govt. Dev. Bk., Ser. C, G.O., A.M.T.	Baa3	5.25	1/01/15	1,000	968,180
Hwy. & Trans. Auth. Rev., Ser. G, F.G.I.C.	Baa3	5.25	7/01/17	1,260	1,198,562
Puerto Rico Electric Pwr. Auth. Pwr. Ser. TT	A3	5.00	7/01/22	750	692,108
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. Govt. Facs., Ser. N, Rfdg., Comwlth. Gtd.	Baa3	5.50	7/01/19	2,500	2,353,950
Rancho Mirage Jt. Pwrs. Fing. Auth. Rev., Eisenhower Med. Ctr., Ser. A	A3	5.00	7/01/47	2,500	1,952,750

See Notes to Financial Statements.

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Description (a)	Moody’s Rating+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Municipal Bonds (cont’d.)
Redding Elec. Sys. Rev., C.O.P., Linked S.A.V.R.S.& R.I.B.S., M.B.I.A., Partial E.T.M.(e)	Baa1	6.368%	7/01/22	$100	$113,657
M.B.I.A., Partial E.T.M.(e)(g)	Baa1	11.298(d)	7/01/22	2,790	3,552,061
Redondo Beach Unified School Dist.,	AA-(c)	4.75	8/01/33	2,500	2,351,875
Rocklin Uni. Sch. Dist., Ser. C, G.O., C.A.B.S., M.B.I.A.	Baa1	4.18(h)	8/01/16	1,400	1,033,074
Sacramento City Fin. Auth., Ser. B, C.A.B.S., M.B.I.A.	Baa1	6.26(h)	11/01/17	5,695	3,363,353
Sacramento City Fin. Auth., Tax Alloc. Comb. Proj., Ser. B, M.B.I.A., C.A.B.S.	Baa1	6.02(h)	11/01/16	5,700	3,614,427
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, F.G.I.C., Fltg.	Aa3	2.006	12/01/35	1,000	416,250
San Bernardino Cmnty College Dist., Election 2002, Ser. A, G.O.	Aa3	6.25	8/01/33	1,750	1,905,908
San Diego Regl. Bldg. Auth. Lease Rev., Ctny. Operations Ctr. & Annex A	A1	5.375	2/01/36	1,000	979,750
San Diego Redev., Agcy., Tax Alloc., North Bay Redev.	Baa1	5.875	9/01/29	3,000	2,565,870
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, G.O., M.B.I.A.	Aa2	6.00	7/01/19	1,000	1,205,220
San Diego. Cnty. Calif. Wtr. Auth. Wtr. Rev. C.O.P., Ser. 2008 A, F.S.A.	Aa3	5.00	5/01/38	2,500	2,421,525
San Francisco City & Cnty Arpts. Commn. (Mandatory put date 5/01/11), A.M.T.	A1	6.75	5/01/19	1,500	1,554,765
San Francisco City & Cnty. Arpts. Commn. Intl. Arpt. Second. Ser. 34E, Rfdg., F.S.A., A.M.T.	Aa3	5.75	5/01/21	1,500	1,529,535
San Joaquin Hills Trans. Corridor Agcy., Toll Rd. Rev., Jr. Lien, C.A.B.S., E.T.M.(e)(f)	Aaa	1.70(h)	1/01/11	2,000	1,938,880
San Jose Evergreen Cmnty. College Dist. Election 2004, Ser. B, C.A.B.S., F.S.A., G.O.	Aa2	4.10(h)	9/01/17	1,000	710,520

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	11

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Description (a)	Moody’s Rating+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Municipal Bonds (cont’d.)
San Jose CA, Library & Parks Proj.,	Aa1	5.00%	9/01/33	$2,200	$2,160,334
San Leandro Cmnty. Facs., Spec. Tax, Dist. No. 1	NR	6.50	9/01/25	2,160	1,851,811
San Mateo Cnty CA Jt. Pwrs. Fin. Auth.	Aa3	5.00	7/15/33	1,000	960,470
Santa Margarita, Dana Point Auth., Impv. Rev., Dists., 3-3A-4 & 4A, Ser. B, M.B.I.A.	Baa1	7.25	8/01/14	2,000	2,258,160
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., G.O., F.G.I.C.	A2	6.40(h)	8/01/29	1,250	345,438
Santa Monica Cmnty. College Dist. Election 2002, Ser. A, F.G.I.C., G.O., C.A.B.S.	Aa2	5.96(h)	8/01/28	1,055	342,981
So. California Pub. Pwr. Auth., PNC GIC Pwr. Proj.	A2	6.75	7/01/10	5,265	5,642,394
PNC GIC Proj. Rev.	A2	6.75	7/01/13	1,000	1,179,770
Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., Rfdg., C.A.B.S.(e)	A1	3.12(h)	7/01/16	16,325	13,009,555
Sulphur Springs Uni. Sch. Dist., Ser. A, G.O., M.B.I.A., C.A.B.S.	Baa1	2.72(h)	9/01/11	3,000	2,804,610
Tobacco Securization Auth. Northn. Calif. Rev., Asset-backed Tobacco Settlement, Ser. A	Baa3	5.50	6/01/45	2,000	1,154,280
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.00	6/01/22	2,000	2,025,120
University of CA Rev., Unrefunded, Bal.-UCLA Med., Ctr., Ser. A, A.M.B.A.C.	Baa1	5.25	5/15/30	1,000	883,260
Valley Hlth. Sys., Hosp. Rev., Impvt. Proj., Ser. A(g)	C(c)	6.50	5/15/25	130	82,940
Ventura Cnty Cmnty. College	Aa3	5.50	8/01/33	2,000	2,023,380

Total long-term investments (cost $203,166,522)					$199,535,050

See Notes to Financial Statements.

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Description (a)	Moody’s Rating+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENTS 0.2%
Sacramento Cnty. Santn. Dist. Auth. Rev., F.R.D.D.(b)	VMIG1	.45%	3/02/09	$300	$300,000
Sacramento Cnty. Santn. Dist. Auth. Rev., F.R.D.D.(b)	VMIG1	.45	3/02/09	100	100,000

Total short-term investments (cost $400,000)					400,000

Total Investments 100.4% (cost $203,566,522; Note 5)					199,935,050
Liabilities in excess of other assets(i) (0.4)%					(826,565)

Net Assets 100.0%					$199,108,485

*	The ratings reflected are as of February 28, 2009. Ratings of certain bonds may have changed subsequent to that date.
+	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
a)	The following abbreviations are used in the portfolio descriptions:

A.G.C.—Assorted Guarantee Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

B.H.A.C.—Berkshire Hathaway Assurance Corp.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note(b)

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

IDB—Industrial Development Bond.

M.B.I.A.—Municipal Bond Insurance Corporation.

PCR—Pollution Control Revenue.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

T.C.R.S.—Transferable Custodial Receipts.

NR—Not Rated by Moody’s or Standard & Poor’s.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s rating.

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	13

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 28, 2009.
(e)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or portion of security segregated as collateral for financial futures contracts.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield at the time of purchase.
(i)	Liabilities in excess of other assets include net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at February 28, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2009	Unrealized Appreciation (Depreciation)
	Long Position:
57	U.S. Treasury 5 Yr. Notes	Jun. 2009	$6,699,774	$6,645,398	$(54,376)
	Short Position:
39	U.S. Treasury 10 Yr. Notes	Jun. 2009	4,700,461	4,681,219	19,242

					$(35,134)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

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The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$—	$(35,134)
Level 2—Other Significant Observable Inputs	199,935,050	—
Level 3—Significant Unobservable Inputs	—	—

Total	$199,935,050	$(35,134)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2008 and February 28, 2009, the Fund did not use any significant unobservable inputs in (Level 3) in determining the valuation of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2009 was as follows:

Special Tax/Assessment District	25.5%
Power	15.4
General Obligation	10.4
Transportation	10.3
Water & Sewer	9.2
Healthcare	6.7
Lease Backed Certificates of Participation	6.3
Education	6.3
Tobacco	3.1
Other	2.1
Housing	2.0
Corporate Backed IDB & PCR	1.7
Tobacco Appropriated	1.2
Short-Term Investments	0.2

100.4
Liabilities in excess of other assets	(0.4)

Net Assets	100.0%

Industry classification is subject to change.

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	15

Statement of Assets and Liabilities

as of February 28, 2009 (Unaudited)

Assets
Unaffiliated investments, at value (cost $203,566,522)	$199,935,050
Interest receivable	2,259,077
Receivable for Fund shares sold	157,763
Cash	89,618
Due from broker—variation margin	13,406
Prepaid expenses	3,158

Total assets	202,458,072

Liabilities
Payable for Fund shares reacquired	2,993,436
Accrued expenses	122,474
Management fee payable	78,113
Dividends payable	77,682
Distribution fee payable	44,681
Deferred trustees’ fees	26,743
Affiliated transfer agent fee payable	6,458

Total liabilities	3,349,587

Net Assets	$199,108,485

Net assets were comprised of:
Shares of beneficial interest, at par	$203,403
Paid-in capital in excess of par	201,166,382

201,369,785
Undistributed net investment income	132,689
Accumulated net realized gain on investment and financial futures transactions	1,272,617
Net unrealized depreciation on investments and financial futures	(3,666,606)

Net assets, February 28, 2009	$199,108,485

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($167,637,412 ÷ 17,125,584 shares of beneficial interest issued and outstanding)	$9.79
Maximum sales charge (4.00% of offering price)	0.41

Maximum offering price to public	$10.20

Class B
Net asset value, offering price and redemption price per share ($9,989,639 ÷ 1,020,599 shares of beneficial interest issued and outstanding)	$9.79

Class C
Net asset value, offering price and redemption price per share ($13,489,752 ÷ 1,378,066 shares of beneficial interest issued and outstanding)	$9.79

Class Z
Net asset value, offering price and redemption price per share ($7,991,682 ÷ 816,005 shares of beneficial interest issued and outstanding)	$9.79

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	17

Statement of Operations

Six Months Ended February 28, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$5,812,721

Expenses
Management fee	505,230
Distribution fee—Class A	213,516
Distribution fee—Class B	26,517
Distribution fee—Class C	46,075
Custodian’s fees and expenses	36,000
Registration fees	27,000
Transfer agent’s fees and expenses (including affiliated expense of $19,400) (Note 3)	27,000
Audit fee	14,000
Reports to shareholders	12,000
Legal fees and expenses	8,000
Trustees’ fees	7,000
Insurance expense	1,000
Miscellaneous	4,654

Total expenses	927,992
Less: Custodian fee credit (Note 1)	(205)

Net expenses	927,787

Net investment income	4,884,934

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	424,958
Financial futures transactions	863,192

1,288,150

Net change in unrealized appreciation (depreciation) on:
Investments	(12,983,274)
Financial futures contracts	(232,252)

(13,215,526)

Net loss on investments	(11,927,376)

Net Decrease In Net Assets Resulting From Operations	$(7,042,442)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2009	Year Ended August 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,884,934	$9,448,127
Net realized gain on investment and financial futures transactions	1,288,150	958,852
Net change in unrealized (depreciation) on investments and financial futures	(13,215,526)	(3,187,296)

Net increase (decrease) in net assets resulting from operations	(7,042,442)	7,219,683

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(4,073,923)	(8,573,551)
Class B	(239,287)	(644,735)
Class C	(262,948)	(378,234)
Class Z	(210,402)	(321,228)

	(4,786,560)	(9,917,748)

Distributions from net realized gains
Class A	(735,441)	(1,094,036)
Class B	(47,423)	(94,528)
Class C	(51,917)	(52,362)
Class Z	(35,930)	(32,343)

	(870,711)	(1,273,269)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,620,278	26,679,751
Net asset value of shares issued in reinvestment of dividends and distributions	3,281,654	6,366,686
Cost of shares reacquired	(26,395,858)	(32,805,170)

Net increase (decrease) in net assets from Fund share transactions	(13,493,926)	241,267

Total increase (decrease)	(26,193,639)	(3,730,067)

Net Assets
Beginning of period	225,302,124	229,032,191

End of period(a)	$199,108,485	$225,302,124

(a) Includes undistributed net investment income of:	$132,689	$34,315

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	19

Notes to Financial Statements

(Unaudited)

Dryden California Municipal Fund—California Income Series (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984. The Fund commenced investment operations on December 3, 1990. The Fund is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk consistent with the preservation of capital. The Fund will invest primarily in investment grade municipal obligations but may also invest a portion of its assets in lower-quality municipal obligations or in non-rated securities which are of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Options on securities and indices traded on an exchange are valued at their last sales price as of the close of trading on an applicable exchange, or if there was no sale, at the mean between the most recently quoted bit and asked prices on such exchanges. Futures contracts and options thereon traded on an exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no

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sale on the applicable exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at the end of the fiscal period include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.”

Dryden California Municipal Fund/California Income Series	21

Notes to Financial Statements

(Unaudited) continued

Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial future contracts, involve element of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Inverse Floaters: The Fund invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a

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fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. In accordance with FAS Statement No. 140, the Fund accounts for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.” Interest expense related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is under the caption “interest expenses related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio.

The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management. The Fund amortizes premiums and accretes discounts on purchases of debt securities as adjustments to interest income.

Dryden California Municipal Fund/California Income Series	23

Notes to Financial Statements

(Unaudited) continued

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income and pay monthly. Distributions of net capital gains, if any, are made at least annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulation and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: For federal income tax purposes, it is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with The Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services

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in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to and including $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .50 of 1% for the six months ended February 28, 2009.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, Class B and Class C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, Class B and Class C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the Class A and Class C shares, respectively for the six months ended February 28, 2009.

PIMS has advised the Fund that it received approximately $46,800 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2009. From these fees, PIMS paid a substantial part of such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that, for the six months ended February 28, 2009, it received approximately $28,500, $15,100 and $2,800 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA

Dryden California Municipal Fund/California Income Series	25

Notes to Financial Statements

(Unaudited) continued

provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 23, 2009. For the period October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide as an alternative source of temporary funding for capital share redemptions. The Fund did not utilize the line of credit during the six months ended February 28, 2009.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”) affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended February 28, 2009, the Fund incurred approximately $15,000 in total networking fees, of which approximately $4,600 was paid to First Clearing. The Fund did not pay any amounts to Wachovia during the six months ended February 28, 2009. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Fund excluding short-term investments, for the six months ended February 28, 2009 were $24,861,314 and $36,969,196, respectively.

26	Visit our website at www.jennisondryden.com

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$202,968,142	$9,900,139	$(12,933,231)	$(3,033,092)

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accreting market discount.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, if they sell these shares within 12 months of purchase, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

Dryden California Municipal Fund/California Income Series	27

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest for the six months ended February 28, 2009 and fiscal year ended August 31, 2008 were as follows:

Class A	Shares	Amount
Six months ended February 28, 2009:
Shares sold	406,105	$3,912,074
Shares issued in reinvestment of dividends and distributions	282,503	2,720,632
Shares reacquired	(2,182,012)	(21,113,317)

Net increase (decrease) in shares outstanding before conversion	(1,493,404)	(14,480,611)
Shares issued upon conversion from Class B	230,414	2,242,526

Net increase (decrease) in shares outstanding	(1,262,990)	$(12,238,085)

Year ended August 31, 2008:
Shares sold	1,311,526	$13,772,760
Shares issued in reinvestment of dividends and distributions	510,263	5,354,226
Shares reacquired	(2,401,709)	(25,225,218)

Net increase (decrease) in shares outstanding before conversion	(579,920)	(6,098,232)
Shares issued upon conversion from Class B	432,623	4,537,729

Net increase (decrease) in shares outstanding	(147,297)	$(1,560,503)

Class B
Six months ended February 28, 2009:
Shares sold	91,900	$902,734
Shares issued in reinvestment of dividends and distributions	17,994	173,251
Shares reacquired	(140,333)	(1,355,171)

Net increase (decrease) in shares outstanding before conversion	(30,439)	(279,186)
Shares reacquired upon conversion into Class A	(230,306)	(2,242,526)

Net increase (decrease) in shares outstanding	(260,745)	$(2,521,712)

Year ended August 31, 2008:
Shares sold	198,220	$2,061,908
Shares issued in reinvestment of dividends and distributions	39,905	419,330
Shares reacquired	(352,306)	(3,707,999)

Net increase (decrease) in shares outstanding before conversion	(114,181)	(1,226,761)
Shares reacquired upon conversion into Class A	(432,320)	(4,537,729)

Net increase (decrease) in shares outstanding	(546,501)	$(5,764,490)

28	Visit our website at www.jennisondryden.com

Class C	Shares	Amount
Six months ended February 28, 2009:
Shares sold	294,103	$2,836,038
Shares issued in reinvestment of dividends and distributions	22,048	212,297
Shares reacquired	(104,795)	(1,000,721)

Net increase (decrease) in shares outstanding	211,356	$2,047,614

Year ended August 31, 2008:
Shares sold	504,439	$5,261,343
Shares issued in reinvestment of dividends and distributions	27,786	291,449
Shares reacquired	(169,783)	(1,786,383)

Net increase (decrease) in shares outstanding	362,442	$3,766,409

Class Z
Six months ended February 28, 2009:
Shares sold	202,584	$1,969,432
Shares issued in reinvestment of dividends and distributions	18,202	175,474
Shares reacquired	(302,659)	(2,926,649)

Net increase (decrease) in shares outstanding	(81,873)	$(781,743)

Year ended August 31, 2008:
Shares sold	533,408	$5,583,740
Shares issued in reinvestment of dividends and distributions	28,792	301,681
Shares reacquired	(198,103)	(2,085,570)

Net increase (decrease) in shares outstanding	364,097	$3,799,851

Note 7. New Accounting Pronouncements

In March 2008 the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Dryden California Municipal Fund/California Income Series	29

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 28, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.37

Income (loss) from investment operations:
Net investment income	.24
Net realized and unrealized gain (loss) on investments and financial futures	(.55)

Total from investment operations	(.31)

Less Dividends and Distributions:
Dividends from net investment income	(.23)
Distributions from net realized gains	(.04)

Total dividends and distributions	(.27)

Net asset value, end of period	$9.79

Total Return(a):	(2.90)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$167,637
Average net assets (000)	$172,230
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.89	%(d)
Expenses, excluding distribution and service (12b-1) fees	.64	%(d)
Net investment income	4.87	%(d)
For Class A, B, C, and Z shares:
Portfolio turnover	12	%(e)(f)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .87% and .89% and the expense ratio excluding 12b-1 and interest expense and fees is .62% and .64% for the years ended August 31, 2008 and 2007, respectively.
(d)	Annualized.
(e)	Not annualized.
(f)	The portfolio turnover rate including variable rate demand notes was 17% for the period ended February 28, 2009.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Year Ended August 31,
2008		2007		2006	2005	2004

$10.55		$10.94		$11.14	$10.95	$10.86

.45		.47		.48	.46	.45
(.10)		(.30)		(.14)	.19	.25

.35		.17		.34	.65	.70

(.47)		(.46)		(.47)	(.46)	(.45)
(.06)		(.10)		(.07)	—	(.16)

(.53)		(.56)		(.54)	(.46)	(.61)

$10.37		$10.55		$10.94	$11.14	$10.95

3.31%		1.55%		3.18%	6.02%	6.55%

$190,613		$195,617		$136,509	$141,564	$143,120
$192,969		$183,767		$140,306	$141,287	$151,980

.87	%(c)	.92	%(c)	.94%	.93%	.92%
.62	%(c)	.67	%(c)	.69%	.68%	.67%
4.23%		4.40%		4.33%	4.15%	4.12%

41%		43%		40%	11%	38%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	31

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended February 28, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.37

Income (loss) from investment operations:
Net investment income	.23
Net realized and unrealized gain (loss) on investments and financial futures	(.55)

Total from investment operations	(.32)

Less Dividends and Distributions:
Dividends from net investment income	(.22)
Distributions from net realized gains	(.04)

Total dividends and distributions	(.26)

Net asset value, end of period	$9.79

Total Return(a):	(3.01)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,990
Average net assets (000)	$10,695
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.14	%(c)
Expenses, excluding distribution and service (12b-1) fees	.64	%(c)
Net investment income	4.61	%(c)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.12% and 1.14% and the expense ratio excluding 12b-1 and interest expense and fees is .62% and .64% for the years ended August 31, 2008 and 2007, respectively.
(c)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended August 31,
2008		2007		2006	2005	2004

$10.55		$10.94		$11.14	$10.95	$10.86

.42		.45		.45	.43	.42
(.10)		(.30)		(.14)	.19	.25

.32		.15		.31	.62	.67

(.44)		(.44)		(.44)	(.43)	(.42)
(.06)		(.10)		(.07)	—	(.16)

(.50)		(.54)		(.51)	(.43)	(.58)

$10.37		$10.55		$10.94	$11.14	$10.95

3.06%		1.29%		2.92%	5.76%	6.29%

$13,283		$19,291		$21,264	$35,061	$47,536
$15,408		$20,405		$25,830	$40,894	$53,143

1.12	%(b)	1.17	%(b)	1.19%	1.18%	1.17%
.62	%(b)	.67	%(b)	.69%	.68%	.67%
3.98%		4.13%		4.08%	3.90%	3.87%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	33

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended February 28, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.37

Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investments and financial futures	(.54)

Total from investment operations	(.33)

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Distributions from net realized gains	(.04)

Total dividends and distributions	(.25)

Net asset value, end of period	$9.79

Total Return(a):	(3.13)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,490
Average net assets (000)	$12,389
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.39	%(d)
Expenses, excluding distribution and service (12b-1) fees	.64	%(d)
Net investment income	4.38	%(d)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.37% and 1.39% and the expense ratio excluding 12b-1 and interest expense and fees is .62% and .64% for the years ended August 31, 2008 and 2007, respectively.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended August 31,
2008		2007		2006	2005	2004

$10.55		$10.94		$11.14	$10.95	$10.86

.40		.42		.42	.40	.40
(.10)		(.30)		(.14)	.19	.25

.30		.12		.28	.59	.65

(.42)		(.41)		(.41)	(.40)	(.40)
(.06)		(.10)		(.07)	—	(.16)

(.48)		(.51)		(.48)	(.40)	(.56)

$10.37		$10.55		$10.94	$11.14	$10.95

2.82%		1.04%		2.66%	5.50%	6.03%

$12,094		$8,488		$8,059	$8,251	$8,986
$9,567		$8,497		$8,182	$8,726	$9,164

1.37	%(c)	1.42	%(c)	1.44%	1.43%	1.42%
.62	%(c)	.67	%(c)	.69%	.68%	.67%
3.74%		3.90%		3.83%	3.66%	3.62%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	35

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended February 28, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.37

Income (loss) from investment operations:
Net investment income	.25
Net realized and unrealized gain (loss) on investments and financial futures	(.54)

Total from investment operations	(.29)

Less Dividends and Distributions:
Dividends from net investment income	(.25)
Distributions from net realized gains	(.04)

Total dividends and distributions	(.29)

Net asset value, end of period	$9.79

Total Return(a):	(2.77)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,992
Average net assets (000)	$8,455
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.64	%(c)
Expenses, excluding distribution and service (12b-1) fees	.64	%(c)
Net investment income	5.12	%(c)

(a)	Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .62% and .64% and the expense ratio excluding 12b-1 and interest expense and fees is .62% and .64% for the years ended August 31, 2008 and 2007, respectively.
(c)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended August 31,
2008		2007		2006	2005	2004

$10.56		$10.95		$11.14	$10.95	$10.86

.48		.50		.50	.48	.48
(.11)		(.30)		(.12)	.19	.25

.37		.20		.38	.67	.73

(.50)		(.49)		(.50)	(.48)	(.48)
(.06)		(.10)		(.07)	—	(.16)

(.56)		(.59)		(.57)	(.48)	(.64)

$10.37		$10.56		$10.95	$11.14	$10.95

3.49%		1.80%		3.53%	6.29%	6.82%

$9,312		$5,636		$4,985	$4,737	$5,604
$6,821		$5,566		$4,925	$5,101	$6,958

.62	%(b)	.67	%(b)	.69%	.68%	.67%
.62	%(b)	.67	%(b)	.69%	.68%	.67%
4.50%		4.64%		4.58%	4.39%	4.36%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the view/change option at the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden California Municipal Fund/California Income Series, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden California Municipal Fund/California Income Series
Share Class	A	B	C	Z
NASDAQ	PBCAX	PCAIX	PCICX	PCIZX
CUSIP	262433105	262433204	262433303	262433402

MF146E2    IFS-A163970    Ed. 04/2009

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden California Municipal Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	April 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	April 22, 2009

*	Print the name and title of each signing officer under his or her signature.